Virtus Ceredex Small-Cap Value Equity Fund (the “Fund”),

a series of Virtus Asset Trust

Supplement dated November 30, 2021 to the Summary Prospectuses and the Virtus Asset Trust Statutory Prospectus,

each dated April 28, 2021, each as supplemented

Important Notice to Investors

Effective December 1, 2021, the Fund’s investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the Fund’s expenses. This change is described in more detail below.

Virtus Ceredex Small-Cap Value Equity Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.38%	0.33%	0.36%	0.20%
Total Annual Fund Operating Expenses	1.48%	2.18%	1.21%	1.05%
Less: Fee Waivers and/or Expense Reimbursements(b)	(0.02%)	(0.37%)	(0.06%)	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.46%	1.81%	1.15%	0.88%
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.46% for Class A Shares, 1.81% for Class C Shares, 1.15% for Class I Shares and 0.88% for Class R6 Shares through April 30, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$690	$990	$1,312	$2,220
Class C	Sold	$284	$647	$1,136	$2,485
	Held	$184	$647	$1,136	$2,485
Class I	Sold or Held	$117	$378	$659	$1,461
Class R6	Sold or Held	$90	$317	$563	$1,267

In the first table in the section “More Information About Fund Expenses” on page 101 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and a new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Ceredex Small-Cap Value Equity Fund*	1.46%	1.81%	1.15%	0.88%
*	Contractual through April 30, 2023.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/CeredexSCV-NewExpCaps (11/21)

Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Fund”),

a series of Virtus Asset Trust

Supplement dated November 30, 2021 to the Summary Prospectus and the Virtus Asset Trust Statutory Prospectus,

each dated April 28, 2021, as supplemented

Important Notice to Investors

Effective December 1, 2021, the Fund’s investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the Fund’s expenses. The change is described in more detail below.

Virtus Seix Investment Grade Tax-Exempt Bond Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.26%	0.32%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(b)	1.03%	0.84%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.34)%	(0.30)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	0.69%	0.54%
(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.67% for Class A Shares and 0.52% for Class I Shares through April 30, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$344	$561	$796	$1,470
Class I	Sold or Held	$55	$238	$436	$1,009

In the first table in the section “More Information About Fund Expenses” on page 101 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and a new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Seix Investment Grade Tax-Exempt Bond Fund*	0.67%	N/A	0.52%	N/A
*	Contractual through April 30, 2023.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/Seix IGTEB-NewExpCaps (11/21)

Virtus Ceredex Small-Cap Value Equity Fund and

Virtus Seix Investment Grade Tax-Exempt Bond Fund, (each a “Fund” and together, the “Funds”),

each a series of Virtus Asset Trust

Supplement dated November 30, 2021 to the Statement of

Additional Information (“SAI”) dated April 28, 2021, as supplemented

Important Notice to Investors

Effective December 1, 2021, the Funds’ investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the Funds’ expenses. These changes are described in more detail below.

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 101-102 of the Funds’ SAI, the rows in the second table corresponding to the Funds will be replaced with the following and the new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Ceredex Small-Cap Value Equity Fund*	1.46%	1.81%	1.15%	0.88%
Seix Investment Grade Tax-Exempt Bond*	0.67%	N/A	0.52%	N/A
*	Contractual through April 30, 2023.

Investors should retain this supplement with the SAI for future reference.

VAT 8622/CeredexSCV-SeixIGTEB-NewExpCaps (11/21)